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                            ADVISOR CLASS SHARES OF

                          AIM DEVELOPING MARKETS FUND
                         AIM LATIN AMERICAN GROWTH FUND

                  (SERIES PORTFOLIOS OF AIM INVESTMENT FUNDS)

                        Supplement dated October 4, 1999
        To the Statement of Additional Information dated March 1, 1999

           The following paragraph replaces in its entirety the information appearing under the heading INVESTMENT STRATEGIES AND RISKS-INVESTMENT IN OTHER INVESTMENT COMPANIES" on page 8 of the Statement of Additional
Information:

           "With respect to certain countries, investments by the Funds presently may be made only by acquiring shares of other investment companies (including investment vehicles or companies advised by AIM or its affiliates) with local governmental approval to invest in those countries. To the extent that a Fund invests in such companies, the prices paid by the Fund and the proceeds to the Fund upon sale of the shares may reflect premiums above or discounts to the net asset value of the assets owned by such investment companies. At such time as direct investment in these countries is allowed, and the Funds anticipate investing directly in these markets. The Funds may invest in other investment companies to the extent permitted by the 1940 Act, rules and regulations thereunder, and any applicable exemptive orders granted by the SEC. Under an exemptive order granted by the SEC, each Fund is permitted to, and intends to, invest its cash (and cash collateral received in connection with the lending of portfolio securities) in shares of money market investment companies advised by AIM or its affiliates ("Affiliated Money Market Funds"), provided that those investments do not exceed 25% of the total assets of such Fund. In general, a purchase of investment company securities may result in the duplication of fees and expenses. With respect to a Fund's purchase of shares of Affiliated Money Market Funds, the Fund will indirectly pay the advisory fees and other operating expenses of the Affiliated Money Market Funds."

           The following paragraph replaces the first paragraph appearing under the heading "INVESTMENT STRATEGIES AND RISKS-TEMPORARY DEFENSIVE STRATEGIES" on page 12 of the Statement of Additional Information.

           "In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, each of the Funds may temporarily hold all or a portion of its assets in cash (U.S. dollars, foreign currencies or multinational currency units such as Euros), money market instruments, or high-quality debt securities. Each of the Funds may also invest up to 25% of its total assets in Affiliated Money Market Funds for these purposes. In addition, for temporary defensive purposes, most or all of each Fund's investments may be made in the United States and denominated in U.S. dollars. To the extent a Fund employs a temporary defensive strategy, it will not be invested so as to achieve directly its investment objectives."

           The following replaces in its entirety item "(1)" appearing under the heading "INVESTMENT LIMITATIONS-LATIN AMERICAN FUND" under the non-fundamental policies discussion on page 36 of the Statement of Additional
Information:

           "(1) Invest in securities of an issuer if the investment would cause Latin American Fund to own more than 10% of any class of securities of any one issuer, except that the Fund may purchase securities of Affiliated Money Market Funds to the extent permitted by exemptive order."

           The following replaces in its entirety the paragraph appearing after item "(7)" under the heading "INVESTMENT LIMITATIONS-LATIN AMERICAN Fund" on page 37 of the Statement of Additional Information:

           "Latin American Fund has the authority to invest up to 10% of its total assets in shares of other investment companies pursuant to the 1940 Act. The Fund may not invest more than 5% of its total assets in any one investment company or acquire more than 3% of the outstanding voting securities of any one investment company, except that the Fund may purchase securities of Affiliated Money Market Funds to the extent permitted by exemptive order."


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     The following new section is added after the eleventh paragraph appearing under the heading "EXECUTION OF PORTFOLIO TRANSACTIONS" on page 37 of the Statement of Additional Information:

     "ALLOCATION OF INITIAL PUBLIC OFFERING ("IPO") SECURITIES TRANSACTIONS

           From time to time, certain of the mutual funds managed by AIM or A I M Capital Management, Inc. (collectively, the "AIM Funds") may become interested in participating in security distributions that are available in an IPO, and occasions may arise when purchases of such securities by one AIM Fund may also be considered for purchase by one or more other AIM Funds. In such cases, it shall be AIM's practice to specifically combine or otherwise bunch indications of interest for IPO securities for all AIM Funds participating in purchase transactions for that security, and to allocate such transactions in accordance with the following procedures:

           AIM will determine the eligibility of each AIM Fund that seeks to participate in a particular IPO by reviewing a number of factors, including suitability of the investment with the AIM Fund's investment objective, policies and strategies, the liquidity of the AIM Fund if such investment is purchased, and whether the portfolio manager intends to hold the security as a long-term investment. The allocation of limited supply securities issued in IPOs will be made to eligible AIM Funds in a manner designed to be fair and equitable for the eligible AIM Funds, and so that there is equal allocation of IPOs over the longer term. Where multiple funds are eligible, rotational participation may occur, based on the extent to which an AIM Fund has participated in previous IPOs as well as the size of the AIM Fund. Each eligible AIM Fund with an asset level of less than $500 million, will be placed in one of three tiers, depending upon its asset level. The AIM Funds in the tier containing funds with the smallest asset levels will participate first, each receiving a 40 basis point allocation (rounded to the nearest share round lot that approximates 40 basis points) (the "Allocation"), based on that AIM Fund's net assets. This process continues until all of the AIM Funds in the three tiers receive their Allocations, or until the shares are all allocated. Should securities remain after this process, eligible AIM Funds will receive their Allocations on a straight pro rata basis. For the tier of AIM Funds not receiving a full Allocation, the Allocation may be made only to certain AIM Funds so that each may receive close to or exactly 40 basis points.

           Any AIM Funds with substantially identical investment objectives and policies will participate in syndicates in amounts that are substantially proportionate to each other. In these cases, the net assets of the largest AIM Fund will be used to determine in which tier, as described in the paragraph above, such group of AIM Funds will be placed. The price per share of securities purchased in such syndicate transactions will be the same for each AIM Fund."

           The following new paragraph is added after the fifth paragraph appearing under the heading INVESTMENT RESULTS-PERFORMANCE INFORMATION" on page 55 of the Statement of Additional Information:

           "Some or all of the Funds may participate in the IPO market, and a significant portion of those Funds' returns may be attributable to their investment in IPOs, which have a magnified impact due to the Funds' small asset bases. There is no guarantee that as the Funds' assets grow, they will continue to invest to the same degree in IPOs or that they will experience substantially similar performance."

           The following replaces in its entirety the table appearing under the heading "MANAGEMENT-TRUSTEES AND EXECUTIVE OFFICERS" on page 39 of the Statement of Additional Information:

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
----------------------------  ---------------------------  -----------------------------------------------------------

                                 POSITIONS HELD WITH       PRINCIPAL OCCUPATION DURING AT LEAST THE PAST 5 YEARS
   "NAME, ADDRESS AND AGE              REGISTRANT

----------------------------  ---------------------------  -----------------------------------------------------------
*ROBERT H. GRAHAM (52)         Trustee, Chairman of the    Director,  President and Chief  Executive  Officer,  A I M
                                 Board and President       Management  Group  Inc.;  Director  and  President,  A I M
                                                           Advisors, Inc.; Director and Senior Vice President, A I M
                                                           Capital Management, Inc., A I M Distributors, Inc., A I M
                                                           Fund Services, Inc. and Fund Management Company; and
                                                           Director, AMVESCAP PLC.
----------------------------  ---------------------------  -----------------------------------------------------------

C. DEREK ANDERSON (58)                 Trustee             President,   Plantagenet  Capital   Management,   LLC  (an
220 Sansome Street                                         investment   partnership);    Chief   Executive   Officer,
Suite 400                                                  Plantagenet  Holdings,  Ltd. (an investment banking firm);
San Francisco, CA 94104                                    Director,  Anderson Capital  Management,  Inc. since 1988;
                                                           Director, Premium Wear, Inc. (formerly Munsingwear,  Inc.)
                                                           (a casual apparel company);  and Director, 'R' Homes, Inc.
                                                           and various other privately owned companies.

----------------------------  ---------------------------  -----------------------------------------------------------

FRANK S. BAYLEY (60)                   Trustee             Partner,  law  firm of  Baker  &  McKenzie;  Trustee,  The
Two Embarcadero Center                                     Bradley  Funds;  and Director and Chairman,  C. D. Stimson
Suite 2400                                                 Company  (a  private   investment   company)  and  Stimson
San Francisco, CA 94111                                    Marina, Inc. (a subsidiary of C.D. Stimson Co.).

----------------------------  ---------------------------  -----------------------------------------------------------

RUTH H. QUIGLEY (64)                   Trustee             Private  investor;  and President,  Quigley  Friedlander &
1055 California Street                                     Co., Inc. (a financial  advisory  services firm) from 1984
San Francisco, CA 94108                                    to 1986.

----------------------------  ---------------------------  -----------------------------------------------------------

MELVILLE B. COX (55)                Vice President         Vice  President  and  Chief  Compliance   Officer,   A I M
                                                           Advisors,  Inc.,  A I M Capital  Management,  Inc.,  A I M
                                                           Distributors,  Inc.,  A I M Fund  Services,  Inc. and Fund
                                                           Management Company.

----------------------------  ---------------------------  -----------------------------------------------------------

GARY T. CRUM (52)                   Vice President         Director and President,  A I M Capital  Management,  Inc.;
                                                           Director and Executive Vice  President,  A I M  Management
                                                           Group Inc. and A I M Advisors,  Inc.; and Director,  A I M
                                                           Distributors, Inc. and AMVESCAP PLC.

----------------------------  ---------------------------  -----------------------------------------------------------

--------
    * A trustee who is an "interested person" of the Trust and AIM as defined in the 1940 Act.

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
----------------------------  ---------------------------  -----------------------------------------------------------

                                 POSITIONS HELD WITH       PRINCIPAL OCCUPATION DURING AT LEAST THE PAST 5 YEARS
   "NAME, ADDRESS AND AGE              REGISTRANT

----------------------------  ---------------------------  -----------------------------------------------------------

CAROL F. RELIHAN (44)               Vice President         Director,  Senior  Vice  President,  General  Counsel  and
                                                           Secretary,  A I M Advisors,  Inc.;  Senior Vice President,
                                                           General  Counsel and  Secretary,  A I M  Management  Group
                                                           Inc.; Director,  Vice President and General Counsel,  Fund
                                                           Management  Company;  Vice President and General  Counsel,
                                                           A I M  Fund  Services,  Inc.;  and Vice  President,  A I M
                                                           Capital Management, Inc. and A I M Distributors, Inc.

----------------------------  ---------------------------  -----------------------------------------------------------

SAMUEL D. SIRKO (40)              Vice President and       Assistant  General Counsel and Assistant  Secretary of
                                      Secretary            A I M Management Group, Inc., A I M Capital Management,
                                                           Inc., A I M Distributors, Inc., A I M Fund Services, Inc.,
                                                           and Fund Management Company; and Vice President, Assistant
                                                           General Counsel and Assistant Secretary of A I M Advisors,
                                                           Inc.
----------------------------  ---------------------------  -----------------------------------------------------------

DANA R. SUTTON (40)               Vice President and       Vice President and Fund Controller,  A I M Advisors, Inc.;
                                      Treasurer            and Assistant  Vice  President  and  Assistant  Treasurer,
                                                           Fund Management Company."

----------------------------  ---------------------------  -----------------------------------------------------------

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